Segments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$1,235,802	$1,271,869	$269,752	$2,777,423
Total cruise operating expenses	(745,508)	(698,170)	(171,085)	(1,614,763)
Other operating expenses
Selling and administration	(225,356)	(183,797)	(83,002)	(492,155)
Depreciation and amortization	(47,051)	(67,222)	(19,967)	(134,240)
Total other operating expenses	(272,407)	(251,019)	(102,969)	(626,395)
Operating income (loss)	$217,887	$322,680	$(4,302)	$536,265

	Six Months Ended June 30, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$1,057,178	$1,020,905	$227,333	$2,305,416
Total cruise operating expenses	(650,782)	(580,285)	(151,459)	(1,382,526)
Other operating expenses
Selling and administration	(222,588)	(146,443)	(71,380)	(440,411)
Depreciation and amortization	(49,600)	(55,603)	(22,112)	(127,315)
Total other operating expenses	(272,188)	(202,046)	(93,492)	(567,726)
Operating income (loss)	$134,208	$238,574	$(17,618)	$355,164